SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Malamute Energy, Inc.	847	$ 847
			847
	Financial Services — 0.0%
	Capital Markets — 0.0%
[a,b]	Drillco Holdings Luxembourg SA	19,278	370,330
			370,330
	Total Common Stock (Cost $1,740,793)		371,177
	Preferred Stock — 0.3%
	Banks — 0.0%
	Banks — 0.0%
[c,d]	AgriBank FCB 6.875% (LIBOR 3 Month + 4.23%), 1/1/2024	40,000	4,020,200
			4,020,200
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c]	Crestwood Equity Partners LP 9.25%, 12/31/2049	653,920	6,016,064
			6,016,064
	Financial Services — 0.2%
	Capital Markets — 0.2%
[a,d]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	525	11,812,500
			11,812,500
	Total Preferred Stock (Cost $22,581,818)		21,848,764
	Asset Backed Securities — 14.1%
	Auto Receivables — 3.9%
	ACC Auto Trust,
[e]	Series 2021-A Class A, 1.08% due 4/15/2027	$ 186,228	185,955
[e]	Series 2022-A Class A, 4.58% due 7/15/2026	2,621,121	2,584,543
[e]	ACC Trust, Series 2022-1 Class A, 1.19% due 9/20/2024	621,586	618,788
	ACM Auto Trust,
[e]	Series 2023-1A Class A, 6.61% due 1/22/2030	3,115,771	3,115,324
[e,f]	Series 2023-2A Class A, 7.97% due 6/20/2030	11,650,000	11,648,824
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2019-1 Class B, 3.37% due 6/15/2025	966,386	965,468
[e]	Series 2021-1A Class A, 1.19% due 1/15/2027	781,703	762,463
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	833,841
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	764,678
[e]	Avid Automobile Receivables Trust, Series 2023-1 Class A, 6.63% due 7/15/2026	7,604,969	7,610,970
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	3,947,821	3,896,626
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	10,404,431	10,269,520
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	13,175,000	13,138,815
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, due 10/15/2026	8,000	2,240,424
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	2,306,267
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	186,509	183,105
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	2,006,000
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	3,095,498
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,839,050
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	3,045,621
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	2,997,251
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	6,000,000	5,360,751
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	7,937,627
[e]	Series 2022-P1 Class XS, due 1/10/2029	506,770,493	1,877,027
[e]	Series 2023-N1 Class A, 6.36% due 4/12/2027	8,494,382	8,477,941

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CPS Auto Receivables Trust,
[e]	Series 2020-A Class F, 6.93% due 3/15/2027	$ 3,500,000	$ 3,459,474
[e]	Series 2020-B Class D, 4.75% due 4/15/2026	621,285	618,432
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	973,925
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	10,000,948
[e]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	10,000	127,934
[e]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	1,547,559	1,526,849
[e]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	5,661,198	5,590,574
	FHF Trust,
[e]	Series 2021-2A Class A, 0.83% due 12/15/2026	1,989,088	1,894,708
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	5,730,528	5,652,984
[e]	Series 2023-1A Class A1, 5.961% due 4/15/2024	9,828,687	9,825,452
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	5,000,000	4,963,177
	First Investors Auto Owner Trust,
[e]	Series 2019-1A Class E, 4.53% due 6/16/2025	3,640,000	3,637,498
[e]	Series 2020-1A Class C, 2.55% due 2/17/2026	416,428	415,764
[e]	Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,597,596
	Flagship Credit Auto Trust,
[e]	Series 2018-4 Class R, due 3/16/2026	13,000	594,176
[e]	Series 2019-1 Class E, 5.06% due 6/15/2026	2,500,000	2,439,588
[e]	Series 2019-1 Class R, due 6/15/2026	24,000	589,972
[e]	Series 2019-2 Class R, due 12/15/2026	33,000	1,453,441
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	2,035,256
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,633,291
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	5,270,854
	Foursight Capital Automobile Receivables Trust,
[e]	Series 2020-1 Class E, 3.49% due 4/15/2026	1,100,000	1,092,728
[e]	Series 2021-1 Class F, 4.06% due 8/15/2028	3,130,000	2,911,147
[e]	GLS Auto Receivables Issuer Trust, Series 2020-2A Class C, 4.57% due 4/15/2026	2,025,000	2,003,495
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2020-1 Class R, 33.784% due 1/25/2028	1,811,630	2,125,857
[e]	Series 2020-2 Class R, 31.355% due 2/25/2028	10,717,906	12,892,827
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,264,273	3,934,271
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,950,000	3,694,948
	Lendbuzz Securitization Trust,
[e]	Series 2021-1A Class A, 1.46% due 6/15/2026	2,864,453	2,743,117
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	13,366,789	12,913,233
[e]	Series 2023-1A Class A1, 5.383% due 3/15/2024	2,102,008	2,101,301
[e]	Series 2023-2A Class A2, 7.09% due 10/16/2028	4,800,000	4,786,344
[e]	Lobel Automobile Receivables Trust, Series 2023-1 Class A, 6.97% due 7/15/2026	5,906,455	5,889,867
[e]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	94,911	94,542
	Santander Consumer Auto Receivables Trust,
[e]	Series 2020-AA Class R, due 1/16/2029	25,000	3,406,856
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	2,789,451
[e]	Series 2021-AA Class R, due 8/15/2028	28,500	1,531,905
[e]	Skopos Auto Receivables Trust, Series 2019-1A Class D, 5.24% due 4/15/2025	1,524,804	1,523,225
[e]	Tricolor Auto Securitization Trust, Series 2023-1A Class A, 6.48% due 8/17/2026	5,030,477	5,015,107
	United Auto Credit Securitization Trust,
[e]	Series 2021-1 Class F, 4.30% due 9/10/2027	6,125,000	5,876,471
[e]	Series 2022-1 Class R, due 11/10/2028	37,000	5,985,675
[e]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	270,832	269,418
[e]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	7,000,000	6,726,171
			255,372,226
	Credit Card — 0.8%
[e]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	3,000,000	2,808,722
	Continental Credit Card ABS LLC,
[e]	Series 2019-1A Class A, 3.83% due 8/15/2026	823,149	820,756
[e]	Series 2019-1A Class C, 6.16% due 8/15/2026	6,440,000	6,043,076
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2020-1A Class A, 2.24% due 12/15/2028	3,000,000	2,873,059
[e]	Series 2020-1A Class B, 3.66% due 12/15/2028	3,700,000	3,351,300
[e]	Genesis Private Label Amortizing Trust, Series 2020-1 Class D, 6.63% due 7/20/2030	1,158,618	1,147,576

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mercury Financial Credit Card Master Trust,
[e]	Series 2022-1A Class A, 2.50% due 9/21/2026	$ 12,500,000	$ 11,808,439
[e]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,582,185
	Perimeter Master Note Business Trust,
[e]	Series 2019-2A Class A, 4.23% due 5/15/2024	1,139,716	1,123,700
[e]	Series 2019-2A Class B, 5.21% due 5/15/2024	6,500,000	6,361,950
[e]	Series 2019-2A Class C, 7.06% due 5/15/2024	1,463,000	1,430,535
			52,351,298
	Other Asset Backed — 8.0%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 5.393% (LIBOR 1 Month + 0.20%) due 9/15/2041	633,528	611,568
[e]	ACHV ABS Trust, Series 2023-1PL Class A, 6.42% due 3/18/2030	1,535,957	1,535,816
[e]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	825,136	795,869
	AFG ABS I LLC,
[e]	Series 2023-1 Class A1, 5.462% due 2/15/2024	4,808,259	4,804,174
[e]	Series 2023-1 Class A2, 6.30% due 9/16/2030	9,999,904	10,005,912
[e]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	8,152,000	7,463,673
	Amur Equipment Finance Receivables VIII LLC,
[e]	Series 2020-1A Class E, 7.00% due 1/20/2027	2,237,613	2,233,238
[e]	Series 2020-1A Class F, 7.00% due 12/20/2027	6,301,302	6,251,412
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	16,672,754	14,640,260
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	3,605,273	3,318,880
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,550,000	2,249,577
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	5,807,712	5,137,176
[d,e,g]	Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1 Class A, 6.517% (SOFR30A + 1.45%) due 1/15/2037	20,000,000	19,637,880
[e]	Arm Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1 Class A, 2.43% due 11/15/2027	12,550,000	11,719,486
	BHG Securitization Trust,
[e]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	1,748,837
[e]	Series 2021-B Class A, 0.90% due 10/17/2034	2,420,669	2,305,621
[e]	Series 2022-A Class A, 1.71% due 2/20/2035	10,303,579	9,825,391
[d,e,g]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	4,400,071	4,046,614
	CFG Investments Ltd.,
[e]	Series 2021-1 Class A, 4.70% due 5/20/2032	7,275,000	7,097,452
[e]	Series 2021-1 Class C, 7.48% due 5/20/2032	1,560,000	1,400,379
[e]	Series 2021-1 Class D, 9.07% due 5/20/2032	515,000	484,483
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	891,950	821,005
	Conn’s Receivables Funding LLC,
[e]	Series 2021-A Class B, 2.87% due 5/15/2026	949,810	948,874
[e]	Series 2022-A Class A, 5.87% due 12/15/2026	80,299	80,286
[d,e]	Consumer Lending Receivables Trust Clrt Series 2019-A Class CERT, due 4/15/2026	310,000	1,659,289
	Consumer Loan Underlying Bond Certificate Issuer Trust I,
[e]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	734,251	733,849
[d,e]	Series 2019-HP1 Class CERT, due 12/15/2026	100,000	1,087,289
[e]	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2 Class C, 4.41% due 10/15/2026	102,407	102,342
[e]	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1 Class C, 4.66% due 7/15/2026	813,750	813,289
[e]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	9,193,671	9,037,698
[e]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	8,011,545	8,011,294
	Dext ABS LLC,
[e]	Series 2020-1 Class A, 1.46% due 2/16/2027	85,926	85,814
[e]	Series 2021-1 Class A, 1.12% due 2/15/2028	6,944,455	6,688,033
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	15,300,000	13,134,259
[e]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	9,373,396
[e]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	1,058,311	1,004,764
[e,g]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	1,164,110
[e]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	5,000,000	4,775,214
[e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	11,313,000	10,004,180
	Foundation Finance Trust,
[e]	Series 2019-1A Class A, 3.86% due 11/15/2034	1,348,137	1,320,923
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	548,367
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	2,590,899	2,493,249
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	3,648,507
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	1,662,177	1,451,516
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	2,345,000	2,059,231

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	$ 1,741,638	$ 1,587,289
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,750,000	3,335,546
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	6,529,388	6,032,567
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	2,985,828
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	2,946,725	2,846,087
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	10,271,018	8,399,277
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	4,381,596	2,921,811
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	3,953,752	3,086,116
[d,e,g]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 6.282% (TSFR1M + 1.13%) due 7/15/2039	14,000,000	13,670,601
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	967,731	832,193
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	1,083,766	1,017,351
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	4,401,252	3,692,986
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	5,807,912	4,814,417
	LendingPoint Asset Securitization Trust,
[e]	Series 2012-B Class A, 4.77% due 10/15/2029	2,093,309	2,069,061
[e]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	1,256,673	1,253,196
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	4,000,000	3,896,123
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	9,000,000	8,777,253
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	4,631,007
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	5,112,386
[e]	Series 2022-C Class A, 6.56% due 2/15/2030	3,828,953	3,830,543
[e]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	651,483	629,636
	LL ABS Trust,
[e]	Series 2020-1A Class C, 6.54% due 1/17/2028	4,006,729	3,970,552
[e]	Series 2021-1A Class A, 1.07% due 5/15/2029	1,181,592	1,150,114
	Loanpal Solar Loan Ltd.,
[a,e,h]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	10,389,634
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	3,165,095	1,979,553
	LP LMS Asset Securitization Trust,
[e]	Series 2021-2A Class A, 1.75% due 1/15/2029	2,588,110	2,530,346
[e]	Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	2,537,420
	Marlette Funding Trust,
[e]	Series 2018-1A Class CERT, due 3/15/2028	58,592	366,924
[e]	Series 2019-4A Class C, 3.76% due 12/17/2029	1,596,117	1,578,459
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	469,532
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	1,263,441
[e]	Series 2021-3A Class R, due 12/15/2031	44,946	5,320,736
[e]	Series 2022-3A Class A, 5.18% due 11/15/2032	3,852,058	3,822,439
[e]	Series 2023-2A Class A, 6.04% due 6/15/2033	12,677,582	12,609,880
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	904,479	796,529
[e]	Series 2020-2A Class R, due 8/20/2046	1,071,288	459,003
[e]	Series 2021-1A Class R, due 12/20/2046	7,250,415	854,904
[a,e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	1,908,218
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	979,785
[e]	Netcredit Combined Receivables LLC, Series 2023-A Class A, 7.78% due 12/20/2027	7,568,718	7,466,747
	New Residential Advance Receivables Trust Advance Receivables Backed,
[e]	Series 2020-T1 Class AT1, 1.426% due 8/15/2053	8,500,000	8,432,307
[e]	Series 2020-T1 Class BT1, 1.823% due 8/15/2053	3,000,000	2,975,834
[e]	Series 2020-T1 Class CT1, 2.269% due 8/15/2053	3,400,000	3,373,279
[e]	Series 2020-T1 Class DT1, 3.011% due 8/15/2053	6,575,000	6,523,360
	NRZ Advance Receivables Trust,
[e]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	18,705,000	18,456,252
[e]	Series 2020-T2 Class CT2, 2.17% due 9/15/2053	3,000,000	2,957,317
[e]	Series 2020-T2 Class DT2, 2.863% due 9/15/2053	5,550,000	5,470,249
	Oportun Funding LLC,
[e]	Series 2022-1 Class A, 3.25% due 6/15/2029	2,946,177	2,921,903
[d,e]	Series 2022-1 Class CERT, due 6/15/2029	11,000	2,479,395
[e]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	10,588,000	10,353,984
	Pagaya AI Debt Selection Trust,
[e]	Series 2021-1 Class A, 1.18% due 11/15/2027	328,307	327,737
[e]	Series 2021-1 Class B, 2.13% due 11/15/2027	4,872,991	4,776,356

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2021-3 Class A, 1.15% due 5/15/2029	$ 1,413,415	$ 1,399,044
[e]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	4,804,591	4,600,573
	Pagaya AI Debt Trust,
[e]	Series 2022-1 Class A, 2.03% due 10/15/2029	11,949,116	11,621,775
[e]	Series 2022-2 Class A, 4.97% due 1/15/2030	3,757,428	3,707,097
[e]	Series 2023-1 Class A, 7.556% due 7/15/2030	6,582,111	6,600,283
[e]	Pawnee Equipment Receivables LLC, Series 2020-1 Class A, 1.37% due 11/17/2025	54,954	54,870
[e]	Post Road Equipment Finance, Series 2022-1A Class A1, 3.76% due 8/16/2027	3,703,579	3,660,986
	Prosper Marketplace Issuance Trust,
[d,e]	Series 2019-2A Class CERT, due 9/15/2025	16,385	430,942
[d,e]	Series 2019-3A Class CERT, due 7/15/2025	101,327,127	473,806
[e]	Series 2019-4A Class C, 4.95% due 2/17/2026	878,586	877,350
	Prosper Pass-Thru Trust II,
[e]	Series 2019-ST1 Class CERT, due 7/15/2025	13,363,728	240,400
[e]	Series 2019-ST2 Class R1, due 11/15/2025	6,385,267	741,100
[e]	Series 2019-ST2 Class R2, due 11/15/2025	3,193,133	370,608
[d,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	4,607,000	4,465,500
[e]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	7,300,000	6,976,221
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	6,502,455	6,008,707
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	3,515,150	3,527,213
[e]	SolarCity LMC Series I LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	1,058,807	1,041,747
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	3,801,016	3,449,353
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	3,300,000	2,956,491
[e]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	6,565,322
	Theorem Funding Trust,
[e]	Series 2021-1A Class A, 1.21% due 12/15/2027	605,089	602,321
[e]	Series 2022-3A Class A, 7.60% due 4/15/2029	6,251,414	6,267,959
	Upstart Pass-Through Trust,
[e]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	589,679	582,113
[e]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	557,658	548,012
[e]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	730,767	718,329
[e]	Series 2020-ST5 Class A, 3.00% due 12/20/2026	3,266,308	3,144,728
[e]	Series 2021-ST1 Class A, 2.75% due 2/20/2027	2,111,762	2,025,632
[e]	Series 2021-ST2 Class A, 2.50% due 4/20/2027	2,364,976	2,258,649
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	2,112,638	1,991,985
[e]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	2,121,891	2,007,305
[e]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	1,739,295	1,647,081
[e]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	656,572	610,625
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	1,724,409
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	379,559
	Upstart Securitization Trust,
[e,h]	Series 2018-2 Class CERT, due 12/22/2025	84,500	1,188,314
[e]	Series 2021-2 Class A, 0.91% due 6/20/2031	62,421	62,262
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	477,394
[e]	Series 2021-4 Class A, 0.84% due 9/20/2031	1,066,687	1,050,230
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	330,407
[e]	Series 2023-1 Class A, 6.59% due 2/20/2033	3,319,412	3,299,977
	Upstart Structured Pass-Through Trust,
[e]	Series 2022-1A Class A, 3.40% due 4/15/2030	7,731,588	7,427,929
[e]	Series 2022-4A Class A, 7.01% due 11/15/2030	6,073,875	6,061,864
			527,460,411
	Student Loan — 1.4%
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 6.25% (LIBOR 1 Month + 1.10%) due 7/25/2051	2,915,679	2,847,318
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	277,684	236,803
[d,e]	Series 2021-C Class A1, 6.05% (LIBOR 1 Month + 0.90%) due 7/26/2055	5,594,795	5,342,033
[e]	College Avenue Student Loans LLC Series 2021-C Class R, due 7/26/2055	38,750	9,123,700
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	458,052	431,682
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	1,716,927	1,474,531
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	2,754,546	2,239,860
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 5.69% (LIBOR 1 Month + 0.54%) due 12/26/2033	12,660,681	12,135,944
[d]	Series 2006-1 Class A5, 5.50% (LIBOR 1 Month + 0.35%) due 3/25/2033	12,440,676	11,596,687

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Series 2006-4 Class A4, 5.46% (LIBOR 1 Month + 0.31%) due 5/25/2032	$ 4,402,244	$ 4,159,861
[d]	Series 2007-2 Class A4, 5.44% (LIBOR 1 Month + 0.29%) due 1/25/2033	2,299,949	2,112,065
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 6.243% (LIBOR 1 Month + 1.05%) due 12/15/2059	3,500,340	3,413,721
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 5.75% (LIBOR 1 Month + 0.60%) due 9/25/2042	1,881,691	1,797,451
[d,e]	Series 2021-CA Class AFL, 5.886% (LIBOR 1 Month + 0.74%) due 4/20/2062	3,327,856	3,263,744
[d,e]	Series 2021-DA Class AFL, 5.836% (LIBOR 1 Month + 0.69%) due 4/20/2062	3,978,308	3,900,393
[d,e,g]	Prodigy Finance DAC, Series 2021-1A Class A, 6.454% (TSFR1M + 1.36%) due 7/25/2051	806,653	795,012
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 6.005% (LIBOR 3 Month + 0.75%) due 4/25/2023	184,263	182,225
[d]	Series 2008-5 Class A4, 6.955% (LIBOR 3 Month + 1.70%) due 7/25/2023	722,954	719,874
[d]	Series 2011-2 Class A2, 6.35% (LIBOR 1 Month + 1.20%) due 10/25/2034	3,256,712	3,239,436
[d]	Series 2012-1 Class A3, 6.10% (LIBOR 1 Month + 0.95%) due 9/25/2028	1,618,099	1,554,124
[d]	Series 2013-6 Class A3, 5.80% (LIBOR 1 Month + 0.65%) due 6/26/2028	1,726,425	1,676,873
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	7,763,595
[d,e]	Series 2021-D Class A1B, 5.793% (LIBOR 1 Month + 0.60%) due 3/17/2053	2,599,118	2,528,241
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	6,000,000	5,527,581
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	3,261,203
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.857% (LIBOR 1 Month + 0.70%) due 11/20/2061	2,566,131	2,534,091
			93,858,048
	Total Asset Backed Securities (Cost $978,210,132)		929,041,983
	Corporate Bonds — 49.0%
	Automobiles & Components — 0.9%
	Automobile Components — 0.2%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,059,684
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	3,783,920
	Automobiles — 0.4%
[d,e]	Daimler Truck Finance North America LLC, 5.841% (SOFR + 0.75%) due 12/13/2024	4,099,000	4,086,826
	Hyundai Capital America,
[e]	0.875% due 6/14/2024	2,950,000	2,812,884
[e]	1.00% due 9/17/2024	7,143,000	6,720,349
[e]	1.80% due 10/15/2025 - 1/10/2028	1,933,000	1,725,659
[e]	2.375% due 10/15/2027	1,345,000	1,177,211
[e]	3.00% due 2/10/2027	2,750,000	2,506,652
[e]	5.50% due 3/30/2026	3,000,000	2,976,900
[e]	5.80% due 6/26/2025	4,500,000	4,491,630
[e,g]	Hyundai Capital Services, Inc., 1.25% due 2/8/2026	830,000	738,584
	Construction & Engineering — 0.2%
[e,g]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	18,475,000	16,822,226
	Trading Companies & Distributors — 0.1%
[e]	LKQ Corp., 6.25% due 6/15/2033	5,840,000	5,873,814
			60,776,339
	Banks — 0.6%
	Banks — 0.6%
[d,e,g]	Bank Leumi Le-Israel BM, 7.129% (5-Yr. CMT + 3.466%) due 7/18/2033	8,239,000	8,147,053
	FNB Corp., 5.15% due 8/25/2025	3,170,000	3,044,658
	KeyBank NA, 5.00% due 1/26/2033	12,100,000	10,442,179
[e,g]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,354,912
[d,e,g]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,624,148
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	1,815,000	1,634,734
	3.45% due 6/2/2025	1,185,000	1,118,107
	Synchrony Bank, 5.40% due 8/22/2025	6,660,000	6,367,493
			37,733,284
	Capital Goods — 1.5%
	Aerospace & Defense — 0.8%
	Boeing Co., 2.196% due 2/4/2026	2,832,000	2,600,597
[e]	BWX Technologies, Inc., 4.125% due 6/30/2028 - 4/15/2029	15,461,000	14,035,015

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Spirit AeroSystems, Inc.,
[e]	7.50% due 4/15/2025	$ 6,676,000	$ 6,627,065
[e]	9.375% due 11/30/2029	2,490,000	2,669,156
	Teledyne Technologies, Inc., 2.25% due 4/1/2028	4,423,000	3,858,316
	TransDigm, Inc.,
[e]	6.25% due 3/15/2026	12,244,000	12,184,249
[e]	6.75% due 8/15/2028	11,165,000	11,224,398
	Industrial Conglomerates — 0.2%
	Lennox International, Inc., 3.00% due 11/15/2023	12,343,000	12,200,562
	Machinery — 0.5%
[e,g]	ATS Corp., 4.125% due 12/15/2028	9,620,000	8,645,975
	Flowserve Corp., 3.50% due 10/1/2030	4,053,000	3,467,909
	nVent Finance Sarl,
[g]	2.75% due 11/15/2031	4,097,000	3,272,315
[g]	4.55% due 4/15/2028	3,000,000	2,812,710
	Regal Rexnord Corp.,
[e]	6.05% due 2/15/2026	4,350,000	4,358,265
[e]	6.30% due 2/15/2030	6,000,000	5,983,920
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,854,000	3,802,240
			97,742,692
	Commercial & Professional Services — 1.4%
	Commercial Services & Supplies — 1.2%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	14,019,518
	Avery Dennison Corp., 5.75% due 3/15/2033	17,120,000	17,467,365
[g]	Cimpress plc, 7.00% due 6/15/2026	12,141,000	11,018,807
[e]	Clean Harbors, Inc., 6.375% due 2/1/2031	1,000,000	1,006,780
	CoreCivic, Inc., 8.25% due 4/15/2026	11,650,000	11,790,615
	Equifax, Inc., 5.10% due 6/1/2028	14,000,000	13,813,380
	Quanta Services, Inc., 0.95% due 10/1/2024	10,069,000	9,463,350
	Professional Services — 0.2%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,309,637
[e]	4.50% due 7/1/2028	3,749,000	3,514,275
	Verisk Analytics, Inc., 5.75% due 4/1/2033	6,750,000	7,057,328
			95,461,055
	Commercial Services — 0.4%
	Commercial Services & Supplies — 0.3%
[e,g]	Element Fleet Management Corp., 6.271% due 6/26/2026	17,735,000	17,688,002
	Food Products — 0.1%
[e]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	9,700,000	10,326,696
			28,014,698
	Consumer Discretionary Distribution & Retail — 0.3%
	Broadline Retail — 0.1%
	MercadoLibre, Inc., 3.125% due 1/14/2031	9,965,000	7,918,089
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	1,792,000	1,487,217
	3.90% due 4/15/2030	2,996,000	2,572,216
	5.90% due 3/9/2026	5,850,000	5,780,034
	Tractor Supply Co., 5.25% due 5/15/2033	4,695,000	4,654,200
			22,411,756
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.2%
[e]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	13,833,000	12,899,964
	Leisure Products — 0.2%
[e]	Vista Outdoor, Inc., 4.50% due 3/15/2029	16,065,000	13,179,887
			26,079,851
	Consumer Services — 1.6%
	Hotels, Restaurants & Leisure — 1.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Hyatt Hotels Corp.,
	1.80% due 10/1/2024	$ 6,520,000	$ 6,214,929
	5.75% due 4/23/2030	4,475,000	4,489,768
	Marriott International, Inc.,
	Series GG, 3.50% due 10/15/2032	8,825,000	7,620,652
	Series- II, 2.75% due 10/15/2033	2,359,000	1,876,136
[e]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	11,131,000	11,076,681
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	10,633,659
[e]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	15,990,000	16,277,180
[e]	Six Flags Entertainment Corp., 7.25% due 5/15/2031	4,913,000	4,784,623
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	7,643,054
	Warnermedia Holdings, Inc.,
	3.428% due 3/15/2024	1,800,000	1,763,946
	3.528% due 3/15/2024	4,585,000	4,497,014
	6.412% due 3/15/2026	13,000,000	13,009,490
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	16,433,449
			106,320,581
	Consumer Staples Distribution & Retail — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
[e]	7-Eleven, Inc., 0.80% due 2/10/2024	5,236,000	5,073,108
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.875% due 2/15/2028	13,948,000	13,552,156
[e]	6.50% due 2/15/2028	4,725,000	4,732,466
[e]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	3,567,000	3,570,103
			26,927,833
	Energy — 3.4%
	Energy Equipment & Services — 0.2%
[e]	Enviva Partners LP/Enviva Partners Finance Corp., 6.50% due 1/15/2026	17,644,000	13,898,179
[c,e,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 7/31/2023	304,899	1,524
[b,e,g,i]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	10,461,182	52,411
	Oil, Gas & Consumable Fuels — 3.2%
	Buckeye Partners LP, 4.15% due 7/1/2023	4,945,000	4,945,000
[e]	Chesapeake Energy Corp., 5.50% due 2/1/2026	8,550,000	8,332,231
[e]	Citgo Holding, Inc., 9.25% due 8/1/2024	15,777,000	15,785,046
[e]	CITGO Petroleum Corp., 7.00% due 6/15/2025	5,000,000	4,909,800
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	692,426
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	10,848,000	10,680,832
[g]	Ecopetrol SA, 8.875% due 1/13/2033	22,451,000	22,210,325
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,683,211
[e,f,g]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	3,200,000	3,201,056
[d]	Energy Transfer LP, 8.317% (LIBOR 3 Month + 3.02%) due 11/1/2066	1,200,000	922,572
[e]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	3,985,000	3,172,020
	Galaxy Pipeline Assets Bidco Ltd.,
[e,g]	1.75% due 9/30/2027	7,512,511	6,933,597
[e,g]	2.16% due 3/31/2034	3,867,930	3,288,901
[e,g]	2.625% due 3/31/2036	6,630,000	5,356,841
[b,e,g,i]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	9,662,880
	Gray Oak Pipeline LLC,
[e]	2.00% due 9/15/2023	7,848,000	7,784,824
[e]	3.45% due 10/15/2027	6,730,000	6,024,696
[e]	Gulfstream Natural Gas System LLC, 4.60% due 9/15/2025	5,000,000	4,808,200
	Kinder Morgan, Inc., 5.20% due 6/1/2033	3,846,000	3,725,120
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,023,074
	MPLX LP, 4.95% due 9/1/2032	4,675,000	4,465,092
	Parkland Corp.,
[e,g]	4.50% due 10/1/2029	1,825,000	1,585,578
[e,g]	5.875% due 7/15/2027	3,726,000	3,597,677
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	6,562,000	4,792,754
[g]	6.84% due 1/23/2030	4,450,000	3,540,287
[g]	8.75% due 6/2/2029	6,500,000	5,882,825
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	4,466,000	4,806,098
[e,g]	Petrorio Luxembourg Trading Sarl, 6.125% due 6/9/2026	800,000	762,296

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00% due 10/15/2026	$ 848,000	$ 823,578
[c]	Summit Midstream Partners LP, Series A, 12.982% (LIBOR 3 Month + 7.43%) due 7/31/2023	2,114,000	1,462,677
	Sunoco LP/Sunoco Finance Corp.,
	4.50% due 4/30/2030	2,500,000	2,196,925
	5.875% due 3/15/2028	17,500,000	16,825,725
	Tennessee Gas Pipeline Co. LLC, 7.00% due 3/15/2027	2,251,000	2,351,755
[e,g]	TMS Issuer Sarl, 5.78% due 8/23/2032	10,700,000	10,999,279
[e,g]	Var Energi ASA, 7.50% due 1/15/2028	5,000,000	5,152,950
	Williams Cos., Inc., 4.30% due 3/4/2024	11,067,000	10,934,196
			223,274,458
	Equity Real Estate Investment Trusts (REITs) — 2.1%
	Diversified REITs — 1.8%
	American Tower Corp.,
	1.45% due 9/15/2026	1,842,000	1,622,415
	3.65% due 3/15/2027	2,830,000	2,652,106
	Crown Castle, Inc.,
	1.05% due 7/15/2026	2,636,000	2,312,616
	5.00% due 1/11/2028	7,100,000	6,991,796
	Digital Realty Trust LP,
	4.45% due 7/15/2028	4,800,000	4,508,496
	5.55% due 1/15/2028	11,912,000	11,768,579
	Extra Space Storage LP, 5.70% due 4/1/2028	3,257,000	3,254,883
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,790,540
[e]	5.25% due 7/15/2030	6,085,000	5,483,011
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,368,630
	Retail Opportunity Investments Partnership LP (Guaranty: Retail Opportunity Investments Corp.), 5.00% due 12/15/2023	1,500,000	1,480,005
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	11,644,470
[e]	1.84% due 4/15/2027	3,400,000	2,924,443
[e]	1.884% due 7/15/2050	2,000,000	1,796,511
[e]	6.599% due 1/15/2028	15,000,000	15,242,197
	Service Properties Trust,
	4.35% due 10/1/2024	2,295,000	2,209,029
	4.65% due 3/15/2024	900,000	885,924
	4.95% due 2/15/2027	2,850,000	2,437,320
	5.25% due 2/15/2026	700,000	634,746
	Sun Communities Operating LP,
	2.30% due 11/1/2028	5,153,000	4,338,208
	5.70% due 1/15/2033	6,095,000	5,963,531
[e,g]	Trust Fibra Uno, 5.25% due 1/30/2026	12,784,000	12,390,764
	Vornado Realty LP,
	2.15% due 6/1/2026	9,336,500	7,908,576
	3.40% due 6/1/2031	957,000	690,064
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	12,464,644
	Residential REITs — 0.1%
[e]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,985,000	8,001,529
			135,765,033
	Financial Services — 6.2%
	Banks — 0.3%
[d,e,g]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	6,900,000	6,839,280
[e,g]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	5,800,000	5,820,706
[d]	Truist Financial Corp., 6.047% (SOFR + 2.05%) due 6/8/2027	6,250,000	6,253,312
	Capital Markets — 2.0%
[e,g]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	11,627,000	9,910,971
	Blackstone Private Credit Fund, 2.625% due 12/15/2026	2,995,000	2,558,838
[e]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	12,500,000	12,418,625
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	2,730,596
	Compass Group Diversified Holdings LLC,
[e]	5.00% due 1/15/2032	800,000	643,280
[e]	5.25% due 4/15/2029	9,633,000	8,458,159

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e,g]	FORESEA Holding SA, 7.50% due 6/15/2030	$ 198,293	$ 176,195
[e]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	2,000,000	1,906,980
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	5,218,000	4,466,138
	3.375% due 1/20/2027	4,157,000	3,599,505
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	16,905,000	14,861,524
[e]	4.625% due 11/15/2027	3,515,000	3,290,321
[e,g]	LSEGA Financing plc, 2.00% due 4/6/2028	2,065,000	1,769,808
	Main Street Capital Corp., 3.00% due 7/14/2026	2,258,000	1,986,566
	Nasdaq, Inc., 5.55% due 2/15/2034	10,156,000	10,196,116
	Owl Rock Capital Corp.,
	2.625% due 1/15/2027	3,989,000	3,386,302
	2.875% due 6/11/2028	4,183,000	3,408,601
	Owl Rock Capital Corp. III, 3.125% due 4/13/2027	6,070,000	5,142,808
	Owl Rock Core Income Corp.,
	3.125% due 9/23/2026	7,087,000	6,134,153
	4.70% due 2/8/2027	1,910,000	1,736,648
	5.50% due 3/21/2025	2,690,000	2,592,514
[e]	7.75% due 9/16/2027	2,030,000	2,009,700
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	3,547,000	2,940,215
[e]	3.75% due 6/17/2026	3,540,000	3,082,880
[e]	4.75% due 12/15/2025	6,409,000	5,807,900
	Sixth Street Specialty Lending, Inc.,
	2.50% due 8/1/2026	609,000	533,521
	3.875% due 11/1/2024	4,054,000	3,914,461
[e]	StoneX Group, Inc., 8.625% due 6/15/2025	13,286,000	13,433,342
	Consumer Finance — 0.6%
[e]	FirstCash, Inc., 5.625% due 1/1/2030	17,215,000	15,552,547
[d]	PNC Financial Services Group, Inc., 5.068% (SOFR + 1.93%) due 1/24/2034	2,274,000	2,180,448
	U.S. Bancorp,
[d]	4.653% (SOFR + 1.23%) due 2/1/2029	7,808,000	7,462,965
[d]	5.775% (SOFR + 2.02%) due 6/12/2029	6,950,000	6,947,220
[d]	Wells Fargo & Co., 4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,275,563
	Financial Services — 3.1%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,340,968
[e]	3.75% due 7/15/2027	6,480,000	5,411,837
[e]	3.95% due 7/15/2026	9,451,000	8,287,204
[e]	6.00% due 8/15/2023	4,400,000	4,383,148
[e]	8.50% due 5/18/2025	2,750,000	2,676,877
[g]	Banco Santander SA, 5.147% due 8/18/2025	9,500,000	9,344,770
	Bank of America Corp.,
[d]	0.976% (SOFR + 0.69%) due 4/22/2025	9,500,000	9,104,895
[d]	1.734% (SOFR + 0.96%) due 7/22/2027	1,290,000	1,151,080
[d]	3.841% (SOFR + 1.11%) due 4/25/2025	2,535,000	2,486,987
[d]	4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,813,074
	BNP Paribas SA,
[d,e,g]	2.159% (SOFR + 1.22%) due 9/15/2029	1,350,000	1,124,010
[e,g]	3.375% due 1/9/2025	5,000,000	4,804,200
[d]	Charles Schwab Corp., 6.14% (SOFRINDX + 1.05%) due 3/3/2027	20,000,000	19,409,400
	Citigroup, Inc.,
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,221,740
[d]	3.07% (SOFR + 1.28%) due 2/24/2028	3,071,000	2,826,886
[d]	5.75% (SOFR + 0.67%) due 5/1/2025	3,971,000	3,958,730
	Deutsche Bank AG,
[g]	0.898% due 5/28/2024	3,667,000	3,494,651
[d,g]	2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,131,537
	Goldman Sachs Group, Inc.,
[d]	1.757% (SOFR + 0.73%) due 1/24/2025	2,692,000	2,622,493
	3.00% due 3/15/2024	3,052,000	2,989,159
[d]	5.52% (SOFR + 0.50%) due 7/16/2024	5,092,000	5,070,206
[d]	5.59% (SOFR + 0.50%) due 9/10/2024	3,687,000	3,664,104

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	5.749% (SOFR + 0.70%) due 1/24/2025	$ 2,610,000	$ 2,603,945
[d]	5.91% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,616,615
	HSBC Holdings plc,
[d,g]	1.589% (SOFR + 1.29%) due 5/24/2027	3,500,000	3,089,380
[d,g]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,462,637
[d,g]	2.206% (SOFR + 1.29%) due 8/17/2029	3,500,000	2,928,520
[d,g]	2.251% (SOFR + 1.10%) due 11/22/2027	1,350,000	1,197,801
[d,g]	4.18% (SOFR + 1.51%) due 12/9/2025	2,600,000	2,524,756
[d,g]	5.21% (SOFR + 2.61%) due 8/11/2028	2,329,000	2,277,436
[d,g]	5.67% (SOFR + 0.58%) due 11/22/2024	715,000	709,909
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.69%) due 2/4/2027	1,896,000	1,689,753
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,880,000	3,628,809
[d]	4.323% (SOFR + 1.56%) due 4/26/2028	2,434,000	2,349,711
[d]	6.01% (SOFR + 0.92%) due 2/24/2026	7,590,000	7,594,933
	Mitsubishi UFJ Financial Group, Inc.,
[d,g]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	5,566,330
[d,g]	3.837% (H15T1Y + 1.13%) due 4/17/2026	9,714,000	9,346,034
[d,g]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,714,983
[d,g]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	1,987,860
[d]	Morgan Stanley, 4.679% (SOFR + 1.67%) due 7/17/2026	1,560,000	1,530,656
[d,g]	NatWest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	2,000,000	1,760,960
	Societe Generale SA,
[d,e,g]	1.792% (H15T1Y + 1.00%) due 6/9/2027	1,667,000	1,453,407
[e,g]	2.625% due 1/22/2025	3,000,000	2,820,180
[e,g]	3.875% due 3/28/2024	2,000,000	1,961,680
[e,g]	4.25% due 9/14/2023	3,000,000	2,984,550
[d,e,g]	6.096% (SOFR + 1.05%) due 1/21/2026	2,600,000	2,571,062
	UBS Group AG,
[d,e,g]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,302,199
[d,e,g]	4.49% (H15T1Y + 1.60%) due 8/5/2025	5,200,000	5,079,464
[d,e,g]	4.751% (H15T1Y + 1.75%) due 5/12/2028	3,600,000	3,414,420
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	11,759,264
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,226,244
	Insurance — 0.2%
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	8,760,000	8,903,313
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	6,134,935
			406,938,410
	Food, Beverage & Tobacco — 1.5%
	Beverages — 0.6%
[e,g]	Becle SAB de CV, 2.50% due 10/14/2031	10,661,000	8,522,937
[e,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	16,417,000	15,197,709
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,763,000	2,753,357
	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	6,445,000	5,421,663
	Keurig Dr Pepper, Inc., 3.95% due 4/15/2029	6,036,000	5,689,292
	Food Products — 0.3%
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,588,593
[e]	6.00% due 6/15/2030	1,000,000	977,220
[d]	General Mills, Inc., 6.27% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,530,000	2,532,960
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,247,000	7,232,042
[e]	5.625% due 1/15/2028	8,445,000	8,123,499
	Tobacco — 0.6%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	7,734,475
	BAT Capital Corp.,
	2.726% due 3/25/2031	7,615,000	6,063,596
	7.75% due 10/19/2032	4,862,000	5,347,908
[e,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,016,000
[e]	Vector Group Ltd., 10.50% due 11/1/2026	14,927,000	14,974,020
			99,175,271
	Health Care Equipment & Services — 1.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Supplies — 0.2%
[e]	Hologic, Inc., 3.25% due 2/15/2029	$ 9,957,000	$ 8,709,189
[e,g]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	4,916,683
	Health Care Providers & Services — 1.4%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,146,965
	3.375% due 2/15/2030	6,697,000	5,758,483
	4.625% due 12/15/2029	5,775,000	5,321,027
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	4,567,000	4,035,858
[e]	4.25% due 5/1/2028	4,480,000	4,114,790
[e]	Highmark, Inc., 1.45% due 5/10/2026	8,000,000	7,123,440
	Humana, Inc., 5.70% due 3/13/2026	11,996,000	12,003,438
[e]	IQVIA, Inc., 5.70% due 5/15/2028	5,000,000	4,953,800
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	8,825,233
[e]	2.875% due 6/15/2028	5,000,000	4,910,838
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,434,525
[e]	6.75% due 5/15/2031	16,224,000	16,315,990
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	5,415,399
	2.65% due 10/15/2030	4,646,000	3,792,576
			103,778,234
	Household & Personal Products — 1.2%
	Household Durables — 0.2%
	Newell Brands, Inc.,
	4.70% due 4/1/2026	2,129,000	2,000,557
	6.625% due 9/15/2029	9,300,000	8,925,117
	Household Products — 0.8%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	7,268,000	6,485,745
[e]	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00% due 12/31/2026	4,585,000	4,239,199
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,261,681
[e]	5.125% due 1/15/2028	12,321,000	11,765,077
	Scotts Miracle-Gro Co., 4.375% due 2/1/2032	13,166,000	10,448,801
	Spectrum Brands, Inc.,
[e]	3.875% due 3/15/2031	9,098,000	7,462,089
[e]	5.50% due 7/15/2030	5,705,000	5,206,954
	Spectrum Brands, Inc. (EUR), 4.00% due 10/1/2026	2,900,000	3,034,009
[e]	Spectrum Brands, Inc.(EUR), 4.00% due 10/1/2026	2,000,000	2,092,420
	Personal Care Products — 0.2%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,350,215
	Scotts Miracle-Gro Co., 5.25% due 12/15/2026	2,000,000	1,905,640
			78,177,504
	Industrials — 0.4%
	Aerospace & Defense — 0.1%
	Teledyne Technologies, Inc., 0.95% due 4/1/2024	10,824,000	10,424,811
	Transportation Infrastructure — 0.3%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	3.90% due 2/1/2024	2,845,000	2,807,360
[e]	5.55% due 5/1/2028	9,940,000	9,803,822
[e]	5.75% due 5/24/2026	2,480,000	2,457,928
[e]	6.20% due 6/15/2030	2,400,000	2,414,352
			27,908,273
	Insurance — 4.9%
	Insurance — 4.9%
[e]	American National Group LLC, 6.144% due 6/13/2032	12,684,000	12,001,854
	Arthur J Gallagher & Co., 5.50% due 3/2/2033	8,212,000	8,251,582
[e,g]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	5,026,628

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	$ 2,089,000	$ 1,849,726
[e]	2.00% due 6/28/2028	4,823,000	4,031,883
[d,e]	5.78% (SOFR + 0.76%) due 4/12/2024	4,500,000	4,458,465
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	6,750,000	6,523,605
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	8,940,000	8,911,481
[e,g]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	7,678,000	7,357,060
[d]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.468%) due 9/1/2040	3,304,000	2,868,103
	Enstar Group Ltd.,
[g]	3.10% due 9/1/2031	7,975,000	6,258,142
[g]	4.95% due 6/1/2029	4,726,000	4,407,987
	Equitable Financial Life Global Funding,
[e]	1.00% due 1/9/2026	3,000,000	2,656,590
[e]	1.40% due 8/27/2027	4,620,000	3,889,070
[e]	1.80% due 3/8/2028	5,919,000	5,009,605
[e]	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	11,590,000	11,582,814
	F&G Global Funding,
[e]	1.75% due 6/30/2026	7,973,000	7,050,205
[e]	2.00% due 9/20/2028	7,814,000	6,448,504
[e]	2.30% due 4/11/2027	4,844,000	4,285,051
	Fairfax Financial Holdings Ltd.,
[g]	3.375% due 3/3/2031	1,520,000	1,281,634
[g]	4.625% due 4/29/2030	4,673,000	4,372,853
[g]	4.85% due 4/17/2028	1,105,000	1,062,314
[g]	5.625% due 8/16/2032	10,603,000	10,274,201
[e]	Fairfax U.S., Inc., 4.875% due 8/13/2024	1,187,000	1,163,830
[e,g]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	3,504,714
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	5,137,000	4,491,074
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,720,327
	4.00% due 5/15/2030	1,457,000	1,279,989
	GA Global Funding Trust,
[e]	1.625% due 1/15/2026	610,000	541,088
[e]	2.25% due 1/6/2027	2,971,000	2,631,593
[e]	3.85% due 4/11/2025	5,860,000	5,588,448
[d,e]	5.591% (SOFR + 0.50%) due 9/13/2024	5,322,000	5,216,252
	Globe Life, Inc., 4.80% due 6/15/2032	3,038,000	2,915,842
[e]	Guardian Life Global Funding, 5.55% due 10/28/2027	4,545,000	4,598,586
[e,g]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	5,887,060
	Jackson Financial, Inc., 5.17% due 6/8/2027	2,788,000	2,661,955
	Jackson National Life Global Funding,
[e]	5.25% due 4/12/2028	6,697,000	6,386,862
[e]	5.50% due 1/9/2026	17,000,000	16,620,560
	Mercury General Corp., 4.40% due 3/15/2027	6,808,000	6,436,487
[d,e]	Nationwide Mutual Insurance Co., 7.842% (LIBOR 3 Month + 2.29%) due 12/15/2024	6,178,000	6,159,404
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,236,496
[d,e]	Pacific Life Global Funding II, 5.71% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,398,279
[g]	Pentair Finance Sarl, 5.90% due 7/15/2032	9,193,000	9,295,134
	Principal Life Global Funding II,
[e]	0.50% due 1/8/2024	9,485,000	9,226,344
[e]	5.50% due 6/28/2028	6,400,000	6,358,976
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,253,612
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	12,295,000	12,382,049
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,478,000
[e]	2.75% due 5/7/2025	2,900,000	2,710,630
[e]	3.85% due 9/19/2023	3,000,000	2,975,070
[e]	5.243% due 2/2/2026	9,630,000	9,435,667
[g]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,201,651
[e]	RGA Global Funding, 2.70% due 1/18/2029	9,687,000	8,352,809
[e]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	2,000,000	1,843,260
[e]	Security Benefit Global Funding, 1.25% due 5/17/2024	2,404,000	2,287,959
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	12,674,744
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,585,940

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.35% due 5/15/2033	$ 9,835,000	$ 9,594,731
			322,954,779
	Materials — 3.9%
	Chemicals — 1.2%
	Celanese U.S. Holdings LLC, 6.05% due 3/15/2025	9,084,000	9,048,845
	FMC Corp., 5.15% due 5/18/2026	4,860,000	4,787,149
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	13,141,452
[e,g]	NOVA Chemicals Corp., 5.25% due 6/1/2027	9,300,000	8,287,788
[e,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	10,985,702
	OCP SA,
[e,g]	3.75% due 6/23/2031	7,800,000	6,458,088
[e,g]	4.50% due 10/22/2025	4,800,000	4,653,648
[e,g]	5.625% due 4/25/2024	4,710,000	4,682,776
	Phosagro OAO Via Phosagro Bond Funding DAC,
[b,e,g,i]	3.05% due 1/23/2025	933,000	778,206
[b,e,g,i]	3.949% due 4/24/2023	5,473,000	4,870,970
[e,g]	SPCM SA, 3.125% due 3/15/2027	8,405,000	7,539,033
	Construction Materials — 0.1%
	Vulcan Materials Co., 5.80% due 3/1/2026	4,595,000	4,593,484
	Containers & Packaging — 1.6%
	Amcor Finance USA, Inc., 5.625% due 5/26/2033	9,565,000	9,456,246
[e,g]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	14,012,410
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	11,871,431
	3.125% due 9/15/2031	5,414,000	4,455,181
	6.00% due 6/15/2029	1,000,000	992,660
[e]	Berry Global, Inc. (EUR), 1.00% due 1/15/2025	4,019,000	4,166,257
[e]	Graphic Packaging International LLC, 3.50% due 3/15/2028 - 3/1/2029	8,150,000	7,328,872
[e]	Matthews International Corp., Class C, 5.25% due 12/1/2025	15,091,000	14,556,929
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,350,203
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	13,352,000	11,623,450
[e]	5.00% due 4/15/2029	8,460,000	7,872,284
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,082,000	17,776,988
	Metals & Mining — 0.9%
[g]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	15,715,000	13,743,868
[e]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	16,150,000	16,325,227
[e]	Compass Minerals International, Inc., 6.75% due 12/1/2027	11,123,000	10,728,134
[b,e,g,i]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	4,046,325
[e,g]	POSCO, 5.625% due 1/17/2026	4,650,000	4,639,956
	Stillwater Mining Co.,
[e]	4.00% due 11/16/2026	9,328,000	8,295,297
[e]	4.50% due 11/16/2029	3,050,000	2,470,012
	Trading Companies & Distributors — 0.1%
[e,f]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,430,334
			254,969,205
	Media & Entertainment — 0.9%
	Media — 0.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	9,070,052
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	7,896,897
[e]	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,513,223
[e]	News Corp., 5.125% due 2/15/2032	4,980,000	4,559,738
[e]	Sirius XM Radio, Inc., 5.00% due 8/1/2027	21,775,000	20,128,810
[e,g]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	14,200,000	13,037,020
			58,205,740
	Pharmaceuticals, Biotechnology & Life Sciences — 1.3%
	Biotechnology — 0.4%
	Amgen, Inc.,
	5.25% due 3/2/2033	5,000,000	5,005,050
	5.507% due 3/2/2026	6,800,000	6,783,476

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	$ 2,505,000	$ 2,331,554
	Illumina, Inc., 5.80% due 12/12/2025	5,579,000	5,592,668
[g]	Royalty Pharma plc, 1.75% due 9/2/2027	4,086,000	3,517,719
	Life Sciences Tools & Services — 0.3%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	11,000,000	11,493,548
[d]	Thermo Fisher Scientific, Inc., 5.422% (SOFRINDX + 0.39%) due 10/18/2023	10,892,000	10,889,495
	Pharmaceuticals — 0.6%
[a,b,i]	Atlas U.S. Royalty LLC Participation Rights, Zero coupon due 3/15/2027	5,450,000	545
	Bayer U.S. Finance II LLC,
[e]	4.25% due 12/15/2025	2,500,000	2,407,225
[d,e]	6.562% (LIBOR 3 Month + 1.01%) due 12/15/2023	4,096,000	4,096,328
	Cigna Group, 5.685% due 3/15/2026	16,515,000	16,534,983
	CVS Health Corp., 5.125% due 2/21/2030	18,957,000	18,835,675
			87,488,266
	Semiconductors & Semiconductor Equipment — 1.3%
	Semiconductors & Semiconductor Equipment — 1.3%
[g]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50% due 1/15/2028	1,628,000	1,503,914
	Broadcom, Inc.,
[e]	3.187% due 11/15/2036	4,861,000	3,673,409
[e]	4.00% due 4/15/2029	940,000	869,350
	4.75% due 4/15/2029	476,000	460,863
	Microchip Technology, Inc.,
	0.972% due 2/15/2024	5,137,000	4,972,616
	4.25% due 9/1/2025	11,300,000	10,950,039
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,118,576
	5.327% due 2/6/2029	2,031,000	2,001,226
	6.75% due 11/1/2029	9,820,000	10,207,497
	Qorvo, Inc.,
[e]	1.75% due 12/15/2024	8,500,000	7,907,040
[e]	3.375% due 4/1/2031	12,907,000	10,413,238
	4.375% due 10/15/2029	1,452,000	1,313,087
[e,g]	Renesas Electronics Corp., 1.543% due 11/26/2024	15,515,000	14,496,440
	SK Hynix, Inc.,
[e,g]	1.00% due 1/19/2024	2,800,000	2,720,704
[e,g]	1.50% due 1/19/2026	4,400,000	3,898,312
[e,g]	2.375% due 1/19/2031	2,812,000	2,173,254
[e,g]	6.25% due 1/17/2026	6,800,000	6,779,940
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,038,038
			86,497,543
	Software & Services — 3.6%
	Information Technology Services — 1.0%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,070,667
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	9,725,785
[g]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	8,939,000	8,599,318
[g]	Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75% due 4/10/2026	1,626,000	1,460,798
	Global Payments, Inc.,
	1.50% due 11/15/2024	2,230,000	2,095,999
	2.15% due 1/15/2027	1,394,000	1,239,266
	5.30% due 8/15/2029	4,441,000	4,332,950
	Kyndryl Holdings, Inc.,
	2.05% due 10/15/2026	3,968,000	3,446,367
	2.70% due 10/15/2028	8,296,000	6,751,534
	Leidos, Inc., 2.30% due 2/15/2031	2,220,000	1,750,070
	Sabre GLBL, Inc.,
[e]	9.25% due 4/15/2025	276,000	257,221
[e]	11.25% due 12/15/2027	5,100,000	4,321,383
[e]	Science Applications International Corp., 4.875% due 4/1/2028	15,749,000	14,771,460
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,522,123
	Internet Software & Services — 1.0%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	16,776,426
[e]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	9,567,000	9,257,125

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	eBay, Inc., 5.90% due 11/22/2025	$ 14,755,000	$ 14,925,568
	Prosus NV,
[e,g]	3.061% due 7/13/2031	656,000	513,261
[e,g]	4.193% due 1/19/2032	11,494,000	9,678,868
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	7,251,706
[e]	2.031% due 8/3/2032	7,000,000	5,440,223
	Professional Services — 0.2%
[e]	Korn Ferry, 4.625% due 12/15/2027	15,003,000	14,125,774
	Software — 1.4%
[e]	Fair Isaac Corp., 4.00% due 6/15/2028	16,087,000	14,767,062
	Fidelity National Information Services, Inc.,
	1.15% due 3/1/2026	2,000,000	1,785,200
	4.70% due 7/15/2027	12,167,000	11,862,582
[e]	GoTo Group, Inc., 5.50% due 9/1/2027	6,873,000	3,836,440
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,053,755
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	8,645,793
[e]	4.00% due 11/15/2029	6,289,000	5,677,017
	Open Text Corp.,
[e,g]	3.875% due 2/15/2028	7,761,000	6,832,707
[e,g]	6.90% due 12/1/2027	9,150,000	9,323,758
[e]	Open Text Holdings, Inc., 4.125% due 2/15/2030 - 12/1/2031	12,327,000	10,268,233
	Oracle Corp.,
	1.65% due 3/25/2026	4,565,000	4,145,477
	6.15% due 11/9/2029	6,753,000	7,034,533
	VMware, Inc.,
	1.00% due 8/15/2024	1,180,000	1,117,330
	4.50% due 5/15/2025	4,040,000	3,954,796
			234,618,575
	Technology Hardware & Equipment — 1.9%
	Communications Equipment — 0.2%
	Motorola Solutions, Inc.,
	2.30% due 11/15/2030	337,000	272,626
	5.60% due 6/1/2032	13,595,000	13,503,778
	Electronic Equipment, Instruments & Components — 1.0%
[g]	Allegion plc, 3.50% due 10/1/2029	1,723,000	1,526,147
	Arrow Electronics, Inc., 6.125% due 3/1/2026	11,910,000	11,880,344
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	14,857,437
	Flex Ltd.,
[g]	4.875% due 5/12/2030	4,671,000	4,521,481
[g]	6.00% due 1/15/2028	4,486,000	4,561,948
[e,g]	Sensata Technologies BV, 5.875% due 9/1/2030	2,375,000	2,309,782
	TD SYNNEX Corp., 1.75% due 8/9/2026	13,683,000	11,943,480
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	6,409,051
	Vontier Corp.,
	1.80% due 4/1/2026	1,533,000	1,363,512
	2.40% due 4/1/2028	5,241,000	4,375,606
	2.95% due 4/1/2031	6,127,000	4,899,578
	Office Electronics — 0.2%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,521,442
	4.25% due 4/1/2028	8,103,000	7,452,896
	Technology Hardware, Storage & Peripherals — 0.5%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	5,123,000	5,087,498
	HP, Inc., 4.75% due 1/15/2028	11,941,000	11,650,595
	Lenovo Group Ltd.,
[e,g]	5.831% due 1/27/2028	3,885,000	3,860,136
[g]	5.875% due 4/24/2025	10,993,000	10,920,226
			125,917,563
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	AT&T, Inc., 5.539% due 2/20/2026	$ 22,242,000	$ 22,246,893
[g]	British Telecommunications plc, 4.50% due 12/4/2023	8,483,000	8,432,865
	Videotron Ltd.,
[e,g]	5.125% due 4/15/2027	7,150,000	6,869,506
[e,g]	5.375% due 6/15/2024	6,000,000	5,939,940
[e,g]	Virgin Media Secured Finance plc, 5.50% due 5/15/2029	1,800,000	1,633,554
	Wireless Telecommunication Services — 0.4%
	Digicel International Finance Ltd./Digicel International Holdings Ltd.,
[e,g]	8.00% due 12/31/2026	1,111,755	231,323
[e,g]	8.75% due 5/25/2024	4,866,916	4,455,976
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	2,232,000	2,055,940
	2.625% due 4/15/2026	2,708,000	2,511,101
	3.375% due 4/15/2029	10,090,000	9,072,424
	5.375% due 4/15/2027	2,965,000	2,949,108
	Vmed O2 UK Financing I plc,
[e,g]	4.25% due 1/31/2031	7,818,000	6,329,218
[e,g]	4.75% due 7/15/2031	1,500,000	1,249,725
			73,977,573
	Transportation — 0.4%
	Air Freight & Logistics — 0.4%
	Ryder System, Inc.,
	3.875% due 12/1/2023	3,753,000	3,717,722
	5.25% due 6/1/2028	12,493,000	12,353,703
	5.65% due 3/1/2028	7,244,000	7,261,603
	Passenger Airlines — 0.0%
	American Airlines Pass Through Trust, Series 2016-3 Class B, 3.75% due 4/15/2027	668,058	614,546
[e]	British Airways Pass Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	971,541	888,659
			24,836,233
	Utilities — 5.8%
	Electric Utilities — 4.6%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,082,053
	Series I, 2.10% due 7/1/2030	3,800,000	3,109,578
[e,g]	AES Espana BV, 5.70% due 5/4/2028	14,177,000	12,760,718
[e]	Alexander Funding Trust, 1.841% due 11/15/2023	18,263,000	17,875,459
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	7,922,000	7,827,015
[e]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	1,500,000	1,328,715
	American Electric Power Co., Inc.,
	2.031% due 3/15/2024	3,302,000	3,209,610
	5.699% due 8/15/2025	4,750,000	4,717,605
	Appalachian Power Co.,
	Series AA, 2.70% due 4/1/2031	4,705,000	3,923,405
	Series BB, 4.50% due 8/1/2032	3,327,000	3,126,781
	Black Hills Corp.,
	1.037% due 8/23/2024	8,226,000	7,773,570
	2.50% due 6/15/2030	1,000,000	825,010
	5.95% due 3/15/2028	7,750,000	7,847,185
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,407,866
[d]	CenterPoint Energy, Inc., 5.739% (SOFRINDX + 0.65%) due 5/13/2024	2,500,000	2,497,025
	Comision Federal de Electricidad,
[e,g]	3.348% due 2/9/2031	3,020,000	2,378,129
[e,g]	4.688% due 5/15/2029	5,000,000	4,492,200
[g]	5.00% due 9/29/2036	7,031,200	5,909,442
	Dominion Energy, Inc., 5.375% due 11/15/2032	5,000,000	5,024,100
	DTE Energy Co., 4.875% due 6/1/2028	12,452,000	12,185,029
	Duke Energy Ohio, Inc., 5.25% due 4/1/2033	2,411,000	2,436,099
	Enel Finance International NV,
[e,g]	1.375% due 7/12/2026	2,750,000	2,426,380
[e,g]	1.875% due 7/12/2028	16,900,000	14,197,352
[e,g]	2.25% due 7/12/2031	3,843,000	3,019,945
[e,g]	5.00% due 6/15/2032	1,927,000	1,818,760
[e,g]	7.50% due 10/14/2032	2,400,000	2,656,392

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	$ 5,866,000	$ 5,091,747
	3.45% due 12/1/2027	3,000,000	2,744,160
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,590,584
[e]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	4,100,000	3,523,007
	Eversource Energy,
	5.125% due 5/15/2033	4,950,000	4,883,571
	5.45% due 3/1/2028	5,761,000	5,801,442
	Georgia Power Co., 4.70% due 5/15/2032	9,808,000	9,487,278
	ITC Holdings Corp.,
[e]	4.95% due 9/22/2027	4,910,000	4,842,340
[e]	5.40% due 6/1/2033	19,800,000	19,681,398
[e]	Metropolitan Edison Co., 5.20% due 4/1/2028	1,475,000	1,461,681
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	894,613
[e]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	102,694	102,412
[e]	Monongahela Power Co., 3.55% due 5/15/2027	3,305,000	3,100,387
	NextEra Energy Capital Holdings, Inc.,
[d]	5.481% (SOFRINDX + 0.40%) due 11/3/2023	2,500,000	2,499,675
	6.051% due 3/1/2025	4,700,000	4,727,401
	Niagara Mohawk Power Corp.,
[e]	3.508% due 10/1/2024	2,236,000	2,154,297
[e]	4.278% due 12/15/2028	10,186,000	9,506,899
	Oklahoma Gas & Electric Co., 5.40% due 1/15/2033	7,817,000	7,933,786
	Pacific Gas & Electric Co.,
	3.25% due 2/16/2024	8,680,000	8,517,684
	3.75% due 2/15/2024	9,367,000	9,193,430
[e]	Pennsylvania Electric Co., 5.15% due 3/30/2026	980,000	965,280
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,980,000	2,568,790
	4.10% due 6/15/2030	1,950,000	1,774,715
	4.224% due 3/15/2032	3,655,000	3,283,689
	Southern California Edison Co., Series J, 0.70% due 8/1/2023	8,857,000	8,822,458
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,331,453
	5.113% due 8/1/2027	6,096,000	6,035,467
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,183,332
[e]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,432,368
[e,g]	Transelec SA, 4.25% due 1/14/2025	200,000	195,102
[e]	Vistra Operations Co. LLC, 4.875% due 5/13/2024	12,188,000	11,964,472
	Gas Utilities — 1.2%
[e]	Brooklyn Union Gas Co., 4.632% due 8/5/2027	5,142,000	4,935,497
[e,g]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	8,782,080
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,587,000	14,711,719
	NiSource, Inc., 5.25% due 3/30/2028	3,444,000	3,447,444
	Northwest Natural Gas Co., 5.75% due 3/15/2033	7,310,000	7,324,547
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	4,933,577
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	6,895,512
	Southwest Gas Corp.,
	2.20% due 6/15/2030	5,095,000	4,137,497
	4.05% due 3/15/2032	5,870,000	5,283,176
	5.45% due 3/23/2028	3,465,000	3,454,051
	5.80% due 12/1/2027	4,610,000	4,659,096
[d]	Spire Missouri, Inc., 5.591% (SOFR + 0.50%) due 12/2/2024	12,345,000	12,235,994
			382,950,531
	Total Corporate Bonds (Cost $3,407,910,267)		3,228,901,280
	Convertible Bonds — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
	Diversified REITs — 0.2%
[e]	Radius Global Infrastructure, Inc., 2.50% due 9/15/2026	11,200,000	11,050,928
			11,050,928
	Media & Entertainment — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Media — 0.1%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	$ 15,486,000	$ 8,536,348
			8,536,348
	Total Convertible Bonds (Cost $20,529,453)		19,587,276
	Long-Term Municipal Bonds — 0.1%
	California Health Facilities Financing Authority, 7.875% due 2/1/2026	1,255,000	1,256,979
	City of Detroit GO,
	Series B,
	2.189% due 4/1/2024	275,000	266,247
	2.511% due 4/1/2025	465,000	433,862
	New Jersey Transportation Trust Fund Authority, ETM, Series B, 2.631% due 6/15/2024	1,565,000	1,523,787
	New York Transportation Development Corp., 4.248% due 9/1/2035	2,870,000	2,758,682
	West Contra Costa USD GO, 2.612% due 8/1/2032	980,000	824,485
	Total Long-Term Municipal Bonds (Cost $7,438,380)		7,064,042
	Other Government — 0.6%
	Finance Department Government of Sharjah,
[e,g]	3.625% due 3/10/2033	14,382,000	11,827,325
[e,g]	6.50% due 11/23/2032	4,786,000	4,927,570
	Indonesia Treasury Bond (IDR),
	Series FR75, 7.50% due 5/15/2038	36,895,000,000	2,679,548
	Series FR79, 8.375% due 4/15/2039	44,919,000,000	3,506,304
	Series FR83, 7.50% due 4/15/2040	44,090,000,000	3,184,361
	Nigeria Government International Bond,
[e,g]	7.625% due 11/28/2047	10,000,000	7,149,900
[e,g]	8.25% due 9/28/2051	4,300,000	3,212,960
[g]	Panama Government International Bond, 6.40% due 2/14/2035	5,000,000	5,219,050
	Total Other Government (Cost $41,789,523)		41,707,018
	U.S. Treasury Securities — 5.7%
	United States Treasury Inflation Indexed Bonds,
	0.75%, 2/15/2045	7,985,910	6,598,368
	1.50%, 2/15/2053	17,040,346	16,589,871
	United States Treasury Notes,
	0.125%, 7/31/2023	25,000,000	24,899,414
	0.625%, 5/15/2030	11,841,000	9,487,601
	1.125%, 8/31/2028	60,000,000	51,703,125
	1.25%, 6/30/2028	50,000,000	43,531,250
	1.375%, 11/15/2040	9,700,000	6,492,938
	2.50%, 2/15/2045	11,700,000	9,056,531
	2.75%, 8/15/2032	14,311,000	13,121,398
	2.875%, 5/15/2032	49,051,000	45,487,138
	3.50%, 2/15/2033	31,634,000	30,818,436
	United States Treasury Notes Inflationary Index,
	0.125%, 4/15/2025 - 7/15/2030	99,991,873	92,165,192
	0.625%, 7/15/2032	28,642,307	26,333,624
	Total U.S. Treasury Securities (Cost $381,086,234)		376,284,886
	U.S. Government Agencies — 0.1%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.415%), 9/15/2025	9,580,000	8,861,500
	Total U.S. Government Agencies (Cost $9,810,360)		8,861,500
	Mortgage Backed — 17.1%
[d,e]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-G Class A, 6.00% due 9/25/2059	676,082	667,669
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.021% due 12/25/2066	4,575,000	2,824,319
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	4,642,424	4,074,230
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	14,637,390	13,990,630
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	7,275,005	6,921,158
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	835,185	784,090

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	$ 1,598,816	$ 1,469,408
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	3,274,043	2,611,739
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	15,858,102	14,342,884
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 4.375% due 8/25/2033	24,621	24,440
[e]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	926,570	904,187
[d,e]	Cascade MH Asset Trust, Whole Loan Securities Trust CMO, Series 2021-MH1 Class B3, 7.711% due 2/25/2046	1,936,119	1,513,033
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,720,000	3,785,914
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.897% due 3/25/2050	717,547	574,427
[d,e]	Series 2019-1 Class B5, 3.897% due 3/25/2050	370,215	233,522
[d,e]	Series 2019-1 Class B6, 3.897% due 3/25/2050	520,574	222,316
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	2,544,393	2,274,130
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	3,713,841	3,294,167
	Series 2022-2 Class B2,
[d,e]	4.533% due 1/25/2067	4,700,000	3,376,353
[d,e]	4.629% due 3/25/2067	7,015,000	5,025,819
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	13,463,593	13,344,377
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	169,772	155,776
[d,e,h]	Series 2020-J1 Class AIO1, 0.447% due 7/25/2050	14,946,651	236,879
[d,e,h]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	13,331,095	260,339
[d,e,h]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	18,146,918	122,793
[d,e]	Series 2020-J1 Class B4, 3.447% due 7/25/2050	339,856	267,072
[d,e]	Series 2020-J1 Class B5, 3.447% due 7/25/2050	170,752	110,838
[d,e]	Series 2020-J1 Class B6, 3.447% due 7/25/2050	323,809	121,153
[d,e,h]	Series 2020-J2 Class AX1, 0.259% due 1/25/2051	107,924,261	1,081,077
[d,e,h]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	114,886,166	969,455
[d,e]	Series 2020-J2 Class B4, 2.759% due 1/25/2051	491,000	205,430
[d,e]	Series 2020-J2 Class B5, 2.759% due 1/25/2051	164,000	68,221
[d,e]	Series 2020-J2 Class B6, 2.759% due 1/25/2051	654,525	178,208
[d,e]	Series 2023-I1 Class M1, 7.154% due 4/25/2058	10,705,000	10,279,520
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	15,000,000	14,950,950
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 4.308% due 3/25/2034	22,877	20,216
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	401,357	375,167
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	1,010,105
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	625,996
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	256,563
[e,h]	Series 2020-EXP1 Class XS, due 5/25/2060	20,832,705	94,872
[d,e]	Series 2020-EXP2 Class B5, 3.802% due 8/25/2050	153,000	88,604
[d,e]	Series 2020-EXP2 Class B6, 3.802% due 8/25/2050	372,000	159,066
[d,e]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	375,000	150,422
[d,e]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	616,000	215,336
[d,e]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	453,829	130,418
[d,e]	Series 2021-J2 Class B4, 2.77% due 7/25/2051	2,281,541	934,418
[d,e]	Series 2021-J2 Class B5, 2.77% due 7/25/2051	623,000	246,408
[d,e]	Series 2021-J2 Class B6, 2.77% due 7/25/2051	1,247,350	325,946
[d,e]	Series 2021-J3 Class B4, 2.858% due 9/25/2051	1,032,000	425,123
[d,e]	Series 2021-J3 Class B5, 2.858% due 9/25/2051	173,000	70,913
[d,e]	Series 2021-J3 Class B6, 2.858% due 9/25/2051	590,214	174,233
[d,e,h]	Series 2022-INV1 Class A5IX, 0.296% due 11/27/2051	208,086,858	2,703,693
[d,e]	Series 2022-INV1 Class B4, 3.296% due 11/27/2051	1,339,247	882,411
[d,e]	Series 2022-INV1 Class B6, 3.296% due 11/27/2051	3,376,262	1,318,091
[d,e]	Series 2022-J1 Class B4, 2.906% due 2/25/2052	700,598	281,692
[d,e]	Series 2022-J1 Class B5, 2.906% due 2/25/2052	527,000	192,571
[d,e]	Series 2022-J1 Class B6, 2.906% due 2/25/2052	1,404,735	400,373
[d,e]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.908% (LIBOR 1 Month + 3.71%) due 8/15/2023	13,600,000	12,210,422
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2013-HYB1 Class B3, 6.397% due 4/25/2043	212,389	210,164
[d,e]	Series 2019-AFC1 Class B2, 5.225% due 7/25/2049	2,366,448	1,837,003
[d,e]	Series 2019-RP10 Class A1, 3.037% due 12/26/2059	12,556,941	12,503,716
[d,e,h]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	54,449,871	467,877
[d,e]	Series 2021-AFC1 Class B3, 4.344% due 3/25/2056	146,228	101,475
[d,e,h]	Series 2021-AFC1 Class XS, 3.307% due 3/25/2056	54,449,871	7,443,042

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	$ 2,632,126	$ 2,137,603
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	1,638,322
[d,e]	Series 2021-NQM8 Class B2, 4.218% due 10/25/2066	3,478,650	2,364,587
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	5,937,114	5,714,905
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,911,304	3,595,297
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	832,890	756,826
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	1,052,148	973,041
[d,e]	Series 2021-2 Class A1, 0.931% due 6/25/2066	2,993,856	2,339,005
[d,e]	Series 2022-1 Class B2, 3.881% due 1/25/2067	6,901,000	3,945,420
	Federal Home Loan Mtg Corp.,
[d]	Pool 841355, 1.91% (2.15% - SOFR30A) due 11/1/2051	5,976,665	5,363,564
[d]	Pool 841362, 1.722% (2.15% - SOFR30A) due 2/1/2052	6,633,725	5,881,746
[d]	Pool 841377, 1.952% (2.23% - SOFR30A) due 4/1/2052	6,895,562	6,144,363
	Pool RE6097, 2.00% due 5/1/2051	12,851,275	10,152,213
[d,h]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS, Series KIR1 Class X, 1.173% due 3/25/2026	33,173,528	771,977
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1374, 3.00% due 3/1/2052	8,400,619	7,407,203
	Pool SD1588, 5.00% due 9/1/2052	5,825,931	5,744,477
	Pool SD1626, 5.00% due 10/1/2052	8,257,853	8,164,623
	Pool SD8205, 2.50% due 4/1/2052	20,244,890	17,156,032
	Pool SD8206, 3.00% due 4/1/2052	74,233,310	65,400,869
	Pool SD8212, 2.50% due 5/1/2052	20,280,414	17,186,136
	Pool SD8219, 2.50% due 6/1/2052	11,627,975	9,853,840
	Pool SD8242, 3.00% due 9/1/2052	48,300,391	42,495,138
	Federal Home Loan Mtg Corp., UMBS Collateral , Pool RA7373, 3.00% due 5/1/2052	3,317,377	2,923,807
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.646% due 12/25/2046	331,292	316,135
[d,e]	Series 2017-SC02 Class M1, 3.865% due 5/25/2047	154,622	146,867
	Federal National Mtg Assoc.,
[d]	Pool BM6885, 1.615% (2.21% - SOFR30A) due 12/1/2051	7,841,409	6,954,410
	Pool BM6899, 2.50% due 1/1/2052	11,024,331	9,141,339
[d]	Pool BM6929, 1.926% (2.13% - SOFR30A) due 7/1/2051	8,109,035	7,310,806
[d]	Pool CB2214, 1.549% (2.21% - SOFR30A) due 11/1/2051	8,801,671	7,811,918
	Federal National Mtg Assoc., CMO REMIC, Series 1994-37 Class L, 6.50% due 3/25/2024	48	48
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV2784, 2.50% due 2/1/2052	4,159,285	3,525,243
	Pool BW8669, 5.00% due 9/1/2052	5,193,068	5,087,657
	Pool CB1810, 3.00% due 10/1/2051	8,003,365	7,056,930
	Pool CB3880, 5.00% due 6/1/2052	3,226,884	3,181,777
	Pool FS2122, 3.00% due 3/1/2052	46,528,421	41,109,294
	Pool FS2239, 2.50% due 7/1/2052	23,778,875	20,153,170
	Pool MA4493, 2.50% due 12/1/2051	15,610,243	13,245,793
	Pool MA4512, 2.50% due 1/1/2052	43,653,552	37,039,751
	Pool MA4578, 2.50% due 4/1/2052	11,733,885	9,944,750
	Pool MA4598, 2.50% due 5/1/2052	15,631,059	13,247,700
	Pool MA4599, 3.00% due 5/1/2052	23,056,512	20,290,127
	Pool MA4623, 2.50% due 6/1/2052	45,314,954	38,405,517
	Pool MA4730, 3.00% due 9/1/2052	22,049,681	19,419,320
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-1 Class A2IO, 1.243% due 4/25/2050	124,063,664	2,333,067
[d,e]	Series 2020-1 Class B3, 2.883% due 4/25/2050	1,413,225	1,123,033
[d,e]	Series 2020-1 Class B4, 2.883% due 4/25/2050	1,325,000	817,429
[d,e]	Series 2020-1 Class B5, 2.883% due 4/25/2050	470,000	278,520
[d,e]	Series 2020-1 Class B6, 2.883% due 4/25/2050	755,000	346,726
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	239,015	213,893
[d,e]	Series 2018-3INV Class B4, 4.465% due 5/25/2048	5,314,050	4,425,299
[d,e]	Series 2019-2 Class B3, 4.032% due 12/25/2049	3,599,620	3,100,842
[d,e,h]	Series 2020-2 Class AX1, 0.669% due 8/25/2050	27,227,226	647,570
[d,e,h]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	4,666,017	89,951
[d,e]	Series 2020-2 Class B4, 3.669% due 8/25/2050	206,572	156,937
[d,e]	Series 2020-2 Class B5, 3.669% due 8/25/2050	616,885	460,262
[d,e]	Series 2020-2 Class B6C, 3.669% due 8/25/2050	824,540	412,417
[d,e,h]	Series 2021-13INV Class AX1, 0.185% due 12/30/2051	172,946,601	1,317,490

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e,h]	Series 2021-13INV Class AX17, 0.18% due 12/30/2051	$ 14,297,924	$ 123,920
[d,e,h]	Series 2021-13INV Class AX4, 0.50% due 12/30/2051	13,077,019	332,231
[d,e]	Series 2021-13INV Class B4, 3.365% due 12/30/2051	2,588,214	1,761,095
[d,e]	Series 2021-13INV Class B5, 3.365% due 12/30/2051	471,832	308,063
[d,e]	Series 2021-13INV Class B6C, 3.234% due 12/30/2051	4,112,605	2,139,635
[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 10.193% (LIBOR 1 Month + 5.00%) due 10/25/2026	310,360	293,834
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	752,510	707,430
[d,e]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	3,586,732	3,239,224
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	8,205,682	7,338,590
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	4,011,629	3,097,415
[d,e]	Series 2023-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	3,712,661
[d]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	14,276,588	14,238,481
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-INV1 Class A11X, 3.415% due 10/25/2050	975,848	147,424
[d,e,h]	Series 2020-INV1 Class A12X, 2.927% due 10/25/2050	11,684,319	1,513,023
[d,e,h]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	62,117,898	440,702
[d,e,h]	Series 2020-INV1 Class AX1, 0.005% due 10/25/2050	42,245,994	422
[d,e,h]	Series 2020-INV1 Class AX2, 0.427% due 10/25/2050	2,105,777	24,987
[d,e,h]	Series 2020-INV1 Class AX4, 0.927% due 10/25/2050	2,266,843	58,797
[d,e]	Series 2020-INV1 Class B4, 3.854% due 10/25/2050	1,262,790	967,355
[d,e]	Series 2020-INV1 Class B5, 3.854% due 10/25/2050	1,265,779	994,368
[d,e]	Series 2020-INV1 Class B6, 3.854% due 10/25/2050	2,935,248	1,738,915
[d,e,h]	Series 2020-INV1 Class BX, 0.354% due 10/25/2050	14,408,006	165,838
[d,e,h]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,549,167	328,766
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.475% due 5/25/2065	14,305,000	12,053,576
[d,e]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,622,609	5,476,457
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.151% due 11/25/2056	5,408,000	3,357,587
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	4,393,432	3,689,063
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,464,278
[d,e]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	17,234,583	14,984,734
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	9,429,418
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	13,581,139	12,988,773
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	4,113,678	3,898,503
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	9,237,986	9,216,619
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.547% due 6/25/2045	830,166	529,708
[d,e]	Series 2016-5 Class B4, 6.444% due 12/25/2046	1,630,300	1,451,181
[d,e]	Series 2016-5 Class B5, 6.444% due 12/25/2046	1,235,587	932,073
[d,e]	Series 2017-5 Class B6, 3.356% due 10/26/2048	3,020,511	2,001,629
[d,e]	Series 2019-8 Class B4, 4.168% due 3/25/2050	3,365,600	2,732,137
[d,e,h]	Series 2020-3 Class AX1, 0.146% due 8/25/2050	10,052,681	36,304
[d,e,h]	Series 2020-4 Class A11X, 0.112% (5.25% - LIBOR 1 Month) due 11/25/2050	1,972,118	111,281
[d,e,h]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	8,915,462	165,261
[d,e,h]	Series 2020-4 Class AX1, 0.098% due 11/25/2050	32,930,506	92,251
[d,e,h]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	911,049	118,955
[d,e,h]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,102,672	42,853
[d,e]	Series 2020-4 Class B4, 3.648% due 11/25/2050	1,301,145	1,012,476
[d,e]	Series 2020-4 Class B5, 3.648% due 11/25/2050	600,025	424,704
[d,e]	Series 2020-4 Class B6, 3.648% due 11/25/2050	1,054,996	417,271
[d,e]	Series 2020-7 Class B4, 3.513% due 1/25/2051	616,884	488,119
[d,e]	Series 2020-7 Class B5, 3.513% due 1/25/2051	430,319	242,212
[d,e]	Series 2020-7 Class B6, 3.513% due 1/25/2051	588,627	214,203
[d,e]	Series 2020-LTV1 Class B3A, 3.786% due 6/25/2050	2,729,343	2,213,142
[d,e]	Series 2021-11 Class B5, 3.027% due 1/25/2052	2,342,978	1,424,331
[d,e]	Series 2021-11 Class B6, 2.607% due 1/25/2052	2,726,238	1,154,949
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	14,108,560	11,455,776
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	17,984,927	15,103,637
[d,e]	Series 2022-2 Class B4, 3.132% due 8/25/2052	3,270,022	2,067,847
[d,e]	Series 2022-2 Class B5, 3.132% due 8/25/2052	1,739,291	929,804
[d,e]	Series 2022-2 Class B6, 2.067% due 8/25/2052	1,813,305	525,203
[d,e]	Series 2022-3 Class B4, 3.114% due 8/25/2052	2,684,190	1,678,478
[d,e]	Series 2022-3 Class B5, 3.114% due 8/25/2052	1,707,767	702,717
[d,e]	Series 2022-3 Class B6, 2.564% due 8/25/2052	1,471,813	424,461

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	$ 9,158,780	$ 8,546,931
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	7,381,611	7,206,940
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	9,583,091	9,418,262
[d,e]	JPMorgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 6.367% (SOFR30A + 1.30%) due 3/25/2051	4,386,368	3,936,546
[d,e]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2019-GS7 Class A1, 6.25% due 11/25/2059	2,149,395	2,131,586
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-INV2 Class AX1, 0.126% due 8/25/2051	103,647,063	485,006
[d,e,h]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,101,711	262,465
[d,e]	Series 2021-INV2 Class B5, 3.326% due 8/25/2051	317,803	210,005
[d,e]	Series 2021-INV2 Class B6, 3.138% due 8/25/2051	1,529,599	668,223
[d,e,h]	Series 2021-INV3 Class AX1, 0.168% due 10/25/2051	124,077,951	823,704
[d,e,h]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	10,092,650	270,253
[d,e]	Series 2021-INV3 Class B5, 3.218% due 10/25/2051	440,135	288,063
[d,e]	Series 2021-INV3 Class B6, 3.017% due 10/25/2051	1,931,975	858,777
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.176% due 8/25/2034	54,878	51,077
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	464,996	443,420
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	639,168
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	5,020,751	4,543,037
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	9,422,153	7,821,604
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	3,775,971
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	9,155,315	8,923,217
[d,e]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	8,359,298	7,767,718
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	19,403,831	19,091,697
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	924,532	869,470
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	756,833	691,552
[d,e]	Series 2017-5A Class A1, 6.65% (LIBOR 1 Month + 1.50%) due 6/25/2057	455,527	451,165
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	414,648	382,528
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	767,788	720,331
[d,e,h]	Series 2021-INV1 Class AX1, 0.752% due 6/25/2051	104,920,422	3,814,718
[d,e]	Series 2021-INV1 Class B5, 3.252% due 6/25/2051	1,196,731	773,850
[d,e]	Series 2021-INV1 Class B6, 0.784% due 6/25/2051	2,104,783	1,048,175
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	19,102,376	17,336,969
[d,e]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	6,146,516	4,805,698
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	16,994,348	13,778,200
[d,e]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	16,368,434	13,327,047
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	4,708,107	3,700,044
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,564,446
[d,e]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	9,525,228	9,289,780
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	28,210,966	26,828,470
[d,e]	Series 2022-INV1 Class A3, 4.445% due 4/25/2067	9,478,107	8,454,607
[d,e]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	13,297,768	11,240,403
[d,e]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	5,335,938	1,223,669
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2020-2 Class MA, 2.00% due 11/25/2059	3,050,248	2,698,671
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	6,316,331	5,601,652
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.129% due 11/25/2030	1,686,000	1,476,837
[d,e]	Series 2016-3 Class B3, 3.615% due 11/25/2046	2,646,779	2,053,552
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,344,959	1,161,205
[d,e]	Series 2018-7 Class B4, 4.254% due 9/25/2048	1,802,000	1,292,280
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	13,895,004	11,135,115
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	125,244	121,001
[d,e,h]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	13,924,417	68,550
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,534,344
[d,e]	Series 2019-3 Class B3, 5.939% due 9/25/2059	842,000	595,374
[e]	Series 2019-3 Class XS1, due 9/25/2059	13,769,712	483
[e]	Series 2019-3 Class XS2, due 9/25/2059	13,769,712	525,573
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	1,269,161	1,113,717
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	6,565,141	5,267,753
[d,e]	Series 2022-1 Class B2, 3.979% due 3/27/2062	4,204,000	2,422,431

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.559% due 11/25/2046	$ 2,719,292	$ 2,069,352
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	16,590,893	13,366,390
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.69% due 7/25/2048	2,529,108	2,196,526
[d,e]	Series 2018-2 Class B4, 3.69% due 7/25/2048	2,040,000	1,234,242
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class A1, 2.75% due 10/25/2056	166,604	164,135
[d,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	1,666,978	1,585,643
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	11,814,928	11,124,580
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.92% due 8/25/2057	10,000,000	9,162,466
[d,e]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 1.986% due 4/25/2065	1,143,309	1,015,503
	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2016-C34 Class A2, 2.603% due 6/15/2049	1,257,056	1,190,698
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	93,575,069	2,320,250
[d,e]	Series 2021-INV1 Class B4, 3.316% due 8/25/2051	1,658,920	1,152,749
[d,e]	Series 2021-INV1 Class B5, 3.316% due 8/25/2051	1,331,196	860,537
[d,e]	Series 2021-INV1 Class B6, 3.316% due 8/25/2051	1,026,297	395,709
	Total Mortgage Backed (Cost $1,194,198,203)		1,126,643,098
	Loan Participations — 0.9%
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
	Imagefirst Holdings LLC,
[j]	10.038% (LIBOR 3 Month + 4.50%), due 4/27/2028	1,795,422	1,746,048
[j]	10.392% (SOFR + 5.00%), due 4/27/2028	6,250,000	6,078,125
			7,824,173
	Consumer Durables & Apparel — 0.1%
	Textiles, Apparel & Luxury Goods — 0.1%
[j]	Hanesbrands, Inc., 8.852% (SOFR + 3.75%) due 3/8/2030	4,987,500	4,999,969
			4,999,969
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
[j]	TKC Holdings, Inc., 10.693% (LIBOR 1 Month + 5.50%) due 5/15/2028	4,549,817	4,220,911
			4,220,911
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 7.442% (SOFR + 2.25%) due 12/22/2027	4,729,200	4,696,710
			4,696,710
	Media & Entertainment — 0.3%
	Media — 0.3%
[j]	ABG Intermediate Holdings 2 LLC, 8.702% (SOFR + 3.50%) due 12/21/2028	9,216,900	9,163,903
[j]	DirecTV Financing LLC, 10.217% (SOFR + 5.00%) due 8/2/2027	8,762,000	8,556,356
			17,720,259
	Semiconductors & Semiconductor Equipment — 0.1%
	Information Technology Services — 0.1%
[j]	Xperi Corporation, 8.717% (LIBOR 1 Month + 3.50%) due 6/8/2028	9,579,296	9,525,460
			9,525,460
	Software & Services — 0.2%
	Internet Software & Services — 0.1%
[j]	Titan AcquisitionCo New Zealand Ltd., 9.538% (LIBOR 3 Month + 4.00%) due 10/18/2028	7,366,750	7,203,282
	Software — 0.1%
[j]	GoTo Group, Inc., 9.943% (LIBOR 1 Month + 4.75%) due 8/31/2027	6,658,343	4,139,292
			11,342,574
	Total Loan Participations (Cost $61,620,738)		60,330,056
	Short-Term Investments — 10.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mutual Fund — 10.0%
[k]	Thornburg Capital Management Fund	66,121,046	$ 661,210,463
	Total Mutual Fund (Cost $661,210,463)		661,210,463
	Commercial Paper — 0.3%
[e]	AT&T, Inc., 6.126% due 3/19/2024	$ 9,000,000	8,626,650
[e]	Bayer Corp., 6.136% due 8/28/2023	9,000,000	8,914,450
	Total Commercial Paper (Cost $17,541,100)		17,541,100
	Total Short-Term Investments (Cost $678,751,563)		678,751,563
	Total Investments — 98.5% (Cost $6,805,667,464)		$6,499,392,643
	Other Assets Less Liabilities — 1.5%		97,349,527
	Net Assets — 100.0%		$6,596,742,170

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	78,509,100	9/25/2023	86,018,504	$ —	$ (682,960)
Euro	SSB	Sell	4,535,400	9/25/2023	4,969,212	39,308	—
Euro	SSB	Sell	3,899,800	9/25/2023	4,272,816	—	(7,956)
Euro	SSB	Sell	2,824,800	9/25/2023	3,094,993	—	(37,909)

Total						$39,308	$(728,825)

Net unrealized appreciation (depreciation)							$(689,517)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $3,335,332,607, representing 50.56% of the Fund’s net assets.
f	When-issued security.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Interest only.
i	Bond in default.
j	The stated coupon rate represents the greater of the LIBOR/SOFR or the LIBOR/SOFR floor rate plus a spread at June 30, 2023.
k	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ARM	Adjustable Rate Mortgage
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
ETM	Escrowed to Maturity
EUR	Denominated in Euro
FCB	Farm Credit Bank
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
IDR	Denominated in Indonesian Rupiah
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
SPV	Special Purpose Vehicle
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$465,780,083	$1,845,329,193	$(1,649,898,813)	$-	$-	$661,210,463	$20,331,846